Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of Finance Costs (Income), Net
Finance costs (income), net, for the three and six months ended June 30, 2026 and 2025 is comprised of:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Interest on acquisition related consideration	—	5	—	16
Interest on lease obligations	77	21	142	41
Commitment costs on amended facility	15	—	38	—
Interest income	(24)	(568)	(259)	(1,247)
Interest on borrowings	1,016	—	1,573	—
	1,084	(542)	1,494	(1,190)